Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 241,148	$ 340,522
Accounting category amortized cost	49,972	38,001
Book value on the statement of financial position	291,120	378,523
Fair value	291,120	378,523
Accounting category fair value through profit and loss	0
Accounting category amortized cost	155,032	85,368
Book value on the statement of financial position	155,032	85,368
Fair value	155,032	85,368
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	7,007	5,517
Book value on the statement of financial position	7,007	5,517
Fair value	7,007	5,517
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	5,171	2,959
Book value on the statement of financial position	5,171	2,959
Fair value	5,171	2,959
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	10,703	9,140
Book value on the statement of financial position	10,703	9,140
Fair value	10,703	9,140
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	27,091	20,385
Book value on the statement of financial position	27,091	20,385
Fair value	27,091	20,385
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	241,148	340,522
Accounting category amortized cost	0
Book value on the statement of financial position	241,148	340,522
Fair value	241,148	340,522
Non current lease debts [Member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	75,764
Book value on the statement of financial position	75,764
Fair value	75,764
Other non current financial liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	28,836
Book value on the statement of financial position	28,836
Fair value	28,836
Current lease debts [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost	6,696
Book value on the statement of financial position	6,696
Fair value	6,696
Non-Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss
Accounting category amortized cost		46,540
Book value on the statement of financial position		46,540
Fair value		46,540
Lease debts [member]
Disclosure of financial assets and liabilities [line items]
Accounting category amortized cost		1,067
Book value on the statement of financial position		1,067
Fair value		1,067
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	24,609	29,264
Book value on the statement of financial position	24,609	29,264
Fair value	24,609	29,264
Other Current Liabilities1 [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0
Accounting category amortized cost	19,127	8,497
Book value on the statement of financial position	19,127	8,497
Fair value	$ 19,127	$ 8,497